Genco Chapter 11 Bankruptcy (Cash Flow Statement, Debtor in Possession) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities		$ 645	$ 94	$ 221
Cash, cash equivalents, and restricted cash, beginning of period		505
Cash, cash equivalents, and restricted cash, end of period	$ 1,776	1,776	505
Intercompany Eliminations
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities		0	0	$ 0
Cash, cash equivalents, and restricted cash, beginning of period		0
Cash, cash equivalents, and restricted cash, end of period	0	0	$ 0
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	3
Net increase (decrease) in cash and cash equivalents	3
Cash, cash equivalents, and restricted cash, beginning of period	46
Cash, cash equivalents, and restricted cash, end of period	49	49
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure | Intercompany Eliminations
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	0
Net increase (decrease) in cash and cash equivalents	0
Cash, cash equivalents, and restricted cash, beginning of period	0
Cash, cash equivalents, and restricted cash, end of period	0	0
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure | Genco, as Debtor-in-Possession
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	3
Net increase (decrease) in cash and cash equivalents	3
Cash, cash equivalents, and restricted cash, beginning of period	46
Cash, cash equivalents, and restricted cash, end of period	$ 49	$ 49